REVENUES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Product Information [Line Items]
Revenues	$ 21,786,637	$ 15,890,424	$ 13,123,929
Gasoline and Distillates [Member]
Product Information [Line Items]
Revenues	18,316,079	14,017,350	11,553,716
Chemicals [Member]
Product Information [Line Items]
Revenues	770,491	554,392	452,304
Asphalt and Residual Oils [Member]
Product Information [Line Items]
Revenues	1,162,339	669,966	536,496
Lubricants [Member]
Product Information [Line Items]
Revenues	305,101	260,358	266,371
Other [Member]
Product Information [Line Items]
Revenues	$ 1,232,627	$ 388,358	$ 315,042